Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 677.6	$ 9.0	₨ 722.8
Service cost	6.5	0.1	7.7	₨ 7.6
Interest cost	45.3	0.6	66.3	57.9
Actuarial (gains)/losses	15.3	0.2	6.5
Benefits paid	(146.5)	(1.9)	(125.7)
Projected benefit obligation, end of the period	598.2	8.0	677.6	722.8
Change in plan assets:
Fair value of plan assets, beginning of the period	219.5	2.9	313.0
Expected return on plan assets	11.0	0.1	18.6	23.6
Actuarial gains/(losses)	2.9	0.0	4.8
Actual return on plan assets	13.9	0.1	23.4
Employer contributions	8.3	0.1	8.8
Benefits paid	(146.5)	(1.9)	(125.7)
Fair value of plan assets, end of the period	95.2	$ 1.2	219.5	₨ 313.0
Funded Status	₨ (503.0)		₨ (458.1)		$ (6.8)